Trade Receivables	12 Months Ended
Dec. 31, 2011
Trade Receivables [Abstract]
Trade Receivables [Text Block]

NOTE 4. TRADE RECEIVABLES

The trade receivables amount included in the consolidated balance sheets as of December 31, 2010 and 2011 were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Trade receivables	¥17,564,984	¥23,463,849	$3,728,030
Less : Allowance for doubtful accounts	(2,987,733)	(3,559,207)	(565,501)
Trade receivables, net	¥14,577,251	¥19,904,642	$3,162,529

The movement of the allowance for doubtful accounts during the years was as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Balance at the beginning of the year	¥2,088,870	¥2,987,733	$474,703
Provision for the year	2,416,346	4,118,618	654,382
Write-offs	(1,517,483)	(3,547,144)	(563,584)
Balance at the end of the year	¥2,987,733	¥3,559,207	$565,501